Parent-only Financial Information	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Parent-only Financial Information
Parent-only Financial Information

The condensed financial statements of 1st Constitution Bancorp (parent company only) are presented below:

1st CONSTITUTION BANCORP
Condensed Statements of Financial Condition
(Dollars in Thousands)

	December 31, 2016	December 31, 2015
Assets:
Cash	$490	$77
Investment securities	557	557
Investment in subsidiary	120,306	111,597
Other assets	2,451	2,325
Total Assets	$123,804	$114,556

Liabilities And Shareholders’ Equity
Other liabilities	$446	$39
Subordinated debentures	18,557	18,557
Shareholders’ equity	104,801	95,960
Total Liabilities and Shareholders’ Equity	$123,804	$114,556

1st CONSTITUTION BANCORP
Consolidated Statements of Income and Comprehensive Income
(Dollars in Thousands)

	Year ended December 31,
	2016	2015
Income:
Interest income	$13	$11
Dividend income from subsidiary	1,240	366
Total Income	1,253	377

Expense:
Interest expense	440	366
Total Expense	440	366

Income before income taxes and equity in undistributed income of subsidiaries	813	11
Federal income tax benefit	(146)	(122)
Income before equity in undistributed income of subsidiaries	959	133
Equity in undistributed income of subsidiaries	8,326	8,531
Net Income	9,285	8,664
Equity in other comprehensive loss of subsidiaries	(470)	(378)
Comprehensive Income	$8,815	$8,286

1st CONSTITUTION BANCORP
Condensed Statements of Cash Flows
(Dollars in Thousands)

	Year ended December 31,
	2016	2015
Operating Activities:
Net Income	$9,285	$8,664
Adjustments:
Increase in other assets	(126)	(92)
Increase in other liabilities	408	—
Equity in undistributed income of subsidiaries	(8,326)	(8,531)
Net cash provided by operating activities	1,241	41

Cash Flows From Investing Activities:
Investment in subsidiary	(501)	37
Net cash (used in) provided by investing activities	(501)	37

Cash Flows From Financing Activities:
Cash dividend paid	(399)	—
Issuance of common stock, net	96	292
Purchase of treasury stock, net	(24)	(359)
Net cash used in financing activities	(327)	(67)

Net increase in cash	413	11
Cash at beginning of year	77	66
Cash at end of year	$490	$77